Organization and Nature of Planned Business:	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
GENERAL ORGANIZATION AND BUSINESS [Abstract]
Nature of Operations [Text Block]
Note 1 – Organization and Nature of Planned Business:

Neurotrope BioScience was incorporated in Delaware on October 31, 2012. Neurotrope BioScience was formed to advance new therapeutic and diagnostic technologies in the field of neurodegenerative disease, primarily Alzheimer’s disease (“AD”). Neurotrope BioScience is collaborating with the Blanchette Rockefeller Neurosciences Institute (“BRNI”), a related party, in this process. The exclusive rights to certain technology were licensed by BRNI to the Company on February 28, 2013 (see Note 6).

On August 23, 2013, a wholly-owned subsidiary of Neurotrope, Inc. (formerly “BlueFlash Communications, Inc.”), Neurotrope Acquisition, Inc., a corporation formed in the State of Nevada on August 15, 2013 merged (the “Reverse Merger”) with and into Neurotrope BioScience. Neurotrope BioScience was the surviving corporation in the Reverse Merger and became the Company’s wholly-owned subsidiary. All of the outstanding Neurotrope BioScience common stock was converted into shares of Neurotrope, Inc. common stock on a one-for-one basis.

The transaction was accounted for as a reverse merger and recapitalization with Neurotrope BioScience as the acquirer for financial reporting purposes and Neurotrope, Inc. as the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements are those of Neurotrope BioScience and are recorded at the historical cost basis of Neurotrope BioScience, and the consolidated financial statements after completion of the Reverse Merger include the assets and liabilities of Neurotrope BioScience and Neurotrope, Inc., and the historical operations of Neurotrope, Inc. and Neurotrope BioScience from the closing date.

As a result of the Reverse Merger, Neurotrope, Inc. discontinued its pre-Reverse Merger business and acquired the business of Neurotrope BioScience, which it is continuing to operate through Neurotrope BioScience. The common stock of Neurotrope, Inc. is traded under the ticker symbol “NTRP.”

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP) have been condensed or omitted. These consolidated financial statements should be read in conjunction with the Consolidated Financial Statements and Notes to the Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2014.

Note 1 – Organization and Nature of Planned Business:

References in these notes to the consolidated financial statements to “Neurotrope, Inc.,” “we,” “us,” “our Company” refer to Neurotrope, Inc. and its consolidated subsidiary Neurotrope Bioscience, Inc. (“Neurotrope BioScience”). Neurotrope BioScience was incorporated in Delaware on October 31, 2012. Neurotrope BioScience was formed to advance new therapeutic and diagnostic technologies in the field of neurodegenerative disease, primarily Alzheimer’s disease (“AD”). Neurotrope BioScience is collaborating with the Blanchette Rockefeller Neurosciences Institute (“BRNI”), a related party, in this process. The exclusive rights to the licensed technology transferred to the Company on February 28, 2013 (see Note 6).

On August 23, 2013, a wholly-owned subsidiary of Neurotrope, Inc. (formerly “BlueFlash Communications, Inc.”), Neurotrope Acquisition, Inc., a corporation formed in the State of Nevada on August 15, 2013 merged (the “Reverse Merger”) with and into Neurotrope BioScience. Neurotrope BioScience was the surviving corporation in the Reverse Merger and became the Company’s wholly-owned subsidiary. All of the outstanding Neurotrope BioScience common stock was converted into shares of Neurotrope, Inc. common stock on a one-for-one basis.

The transaction was accounted for as a reverse merger and recapitalization with Neurotrope BioScience as the acquirer for financial reporting purposes and Neurotrope, Inc. as the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements are those of Neurotrope BioScience and are recorded at the historical cost basis of Neurotrope BioScience, and the consolidated financial statements after completion of the Reverse Merger include the assets and liabilities of Neurotrope BioScience and Neurotrope, Inc., and the historical operations of Neurotrope, Inc. and Neurotrope BioScience from the closing date.

As a result of the Reverse Merger, Neurotrope, Inc. discontinued its pre-Reverse Merger business and acquired the business of Neurotrope BioScience, which it is continuing to operate through Neurotrope BioScience. The common stock of Neurotrope, Inc. is traded under the ticker symbol “NTRP.”